RELATED PARTIES TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2012
RELATED PARTIES TRANSACTIONS [Abstract]
Schedule of Balances with Related Parties
	June 30	December 31
	2012	2011	2010
	($ in thousands)
Current liabilities:
Trade payable	$-	$2	$3
Other accounts payable	$45	$22	$121
Loans from shareholders	$-	$-	$20

Schedule of Transactions with Related Parties
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Expenses:
Share-based compensation	$1,365	$8,212	$236	$-
Salaries and related expenses	$261	$147	$241	$152
Consulting fees	$105	$445	$226	$194
Financial expenses				$1
Rent income	$(2)	$(16)	$(15)	$(13)